PORTFOLIO OF INVESTMENTS – as of October 31, 2022 (Unaudited)

Natixis Sustainable Future 2020 Fund

Shares	Description	Value (†)

Common Stocks – 33.6% of Net Assets

	Aerospace & Defense – 0.7%
46	AAR Corp.(a)	$2,039
10	Axon Enterprise, Inc.(a)	1,454
102	Boeing Co. (The)(a)	14,536
8	L3Harris Technologies, Inc.	1,972
7	Lockheed Martin Corp.	3,407
15	Moog, Inc., Class A	1,271
2	Northrop Grumman Corp.	1,098
21	Raytheon Technologies Corp.	1,991

		27,768

	Air Freight & Logistics – 0.2%
62	Expeditors International of Washington, Inc.	6,067
4	FedEx Corp.	641
16	GXO Logistics, Inc.(a)	585
13	United Parcel Service, Inc., Class B	2,181

		9,474

	Airlines – 0.1%
45	Alaska Air Group, Inc.(a)	2,001
39	Delta Air Lines, Inc.(a)	1,323
134	JetBlue Airways Corp.(a)	1,077

		4,401

	Auto Components – 0.3%
7	Aptiv PLC(a)	638
143	BorgWarner, Inc.	5,367
90	Dana, Inc.	1,436
18	Dorman Products, Inc.(a)	1,469
14	Visteon Corp.(a)	1,827

		10,737

	Automobiles – 0.6%
209	General Motors Co.	8,203
60	Tesla, Inc.(a)	13,652
12	Thor Industries, Inc.	978

		22,833

	Banks – 1.7%
61	Ameris Bancorp	3,142
177	Bank of America Corp.	6,379
62	Cadence Bank	1,714
183	Citigroup, Inc.	8,392
27	Citizens Financial Group, Inc.	1,104
10	First Republic Bank	1,201
320	FNB Corp.	4,624
224	Fulton Financial Corp.	4,084
95	Huntington Bancshares, Inc.	1,442
61	International Bancshares Corp.	3,026

Shares	Description	Value (†)

Common Stocks – continued

	Banks – continued
34	JPMorgan Chase & Co.	$4,280
36	KeyCorp	643
20	PNC Financial Services Group, Inc. (The)	3,237
27	Regions Financial Corp.	593
62	Truist Financial Corp.	2,777
93	Trustmark Corp.	3,401
39	U.S. Bancorp	1,656
57	Webster Financial Corp.	3,093
221	Wells Fargo & Co.	10,164
25	Wintrust Financial Corp.	2,340

		67,292

	Beverages – 0.7%
12	Boston Beer Co., Inc. (The), Class A(a)	4,479
54	Coca-Cola Co. (The)	3,232
33	Keurig Dr Pepper, Inc.	1,282
168	Monster Beverage Corp.(a)	15,745
22	PepsiCo, Inc.	3,995

		28,733

	Biotechnology – 1.1%
19	AbbVie, Inc.	2,782
54	Alnylam Pharmaceuticals, Inc.(a)	11,192
8	Amgen, Inc.	2,163
28	Arrowhead Pharmaceuticals, Inc.(a)	975
7	Biogen, Inc.(a)	1,984
38	BioMarin Pharmaceutical, Inc.(a)	3,292
60	CRISPR Therapeutics AG(a)	3,140
28	Gilead Sciences, Inc.	2,197
40	Halozyme Therapeutics, Inc.(a)	1,912
13	Incyte Corp.(a)	966
17	Neurocrine Biosciences, Inc.(a)	1,957
14	Regeneron Pharmaceuticals, Inc.(a)	10,483
5	United Therapeutics Corp.(a)	1,153
2	Vertex Pharmaceuticals, Inc.(a)	624

		44,820

	Building Products – 0.4%
24	Builders FirstSource, Inc.(a)	1,480
10	Carlisle Cos., Inc.	2,388
18	Carrier Global Corp.	716
63	Fortune Brands Home & Security, Inc.	3,800
8	Lennox International, Inc.	1,869
94	Masco Corp.	4,349
23	Owens Corning	1,969
17	Trex Co., Inc.(a)	817

		17,388

	Capital Markets – 2.0%
4	Ameriprise Financial, Inc.	1,236
141	Bank of New York Mellon Corp. (The)	5,938

Shares	Description	Value (†)

Common Stocks – continued

	Capital Markets – continued
2	BlackRock, Inc.	$1,292
7	Cboe Global Markets, Inc.	872
96	Charles Schwab Corp. (The)	7,648
12	CME Group, Inc.	2,080
15	FactSet Research Systems, Inc.	6,382
21	Goldman Sachs Group, Inc. (The)	7,235
81	Intercontinental Exchange, Inc.	7,741
44	Janus Henderson Group PLC	1,002
211	KKR & Co., Inc.	10,261
3	MarketAxess Holdings, Inc.	732
4	Moody’s Corp.	1,059
10	Morgan Stanley	822
12	MSCI, Inc.	5,626
5	Northern Trust Corp.	422
4	S&P Global, Inc.	1,285
94	SEI Investments Co.	5,104
118	State Street Corp.	8,732
10	Virtus Investment Partners, Inc.	1,715

		77,184

	Chemicals – 0.3%
7	Air Products & Chemicals, Inc.	1,753
8	DuPont de Nemours, Inc.	457
27	HB Fuller Co.	1,882
17	Innospec, Inc.	1,700
11	Linde PLC	3,271
31	Livent Corp.(a)	979
20	Minerals Technologies, Inc.	1,100
11	Stepan Co.	1,149

		12,291

	Commercial Services & Supplies – 0.2%
14	MSA Safety, Inc.	1,879
16	Tetra Tech, Inc.	2,260
24	Viad Corp.(a)	895
5	Waste Management, Inc.	792

		5,826

	Communications Equipment – 0.1%
29	Ciena Corp.(a)	1,389
5	F5, Inc.(a)	715
16	Lumentum Holdings, Inc.(a)	1,191

		3,295

	Construction & Engineering – 0.1%
53	AECOM	3,990

	Construction Materials – 0.1%
5	Martin Marietta Materials, Inc.	1,680
12	Vulcan Materials Co.	1,964

		3,644

Shares	Description	Value (†)

Common Stocks – continued

	Consumer Finance – 0.6%
293	Ally Financial, Inc.	$8,075
40	American Express Co.	5,938
77	Capital One Financial Corp.	8,164

		22,177

	Containers & Packaging – 0.1%
7	Ball Corp.	346
44	Sonoco Products Co.	2,731

		3,077

	Distributors – 0.0%
9	Genuine Parts Co.	1,601

	Diversified Consumer Services – 0.1%
16	Grand Canyon Education, Inc.(a)	1,610
30	Service Corp. International	1,818

		3,428

	Diversified Telecommunication Services – 0.3%
122	AT&T, Inc.	2,224
32	Iridium Communications, Inc.(a)	1,649
55	Lumen Technologies, Inc.	405
144	Verizon Communications, Inc.	5,381

		9,659

	Electric Utilities – 0.2%
35	American Electric Power Co., Inc.	3,077
43	Eversource Energy	3,280
18	IDACORP, Inc.	1,885

		8,242

	Electrical Equipment – 0.3%
19	Eaton Corp. PLC	2,852
23	Emerson Electric Co.	1,992
13	Hubbell, Inc.	3,087
15	Regal Rexnord Corp.	1,898
4	Rockwell Automation, Inc.	1,021
35	Sunrun, Inc.(a)	788

		11,638

	Electronic Equipment, Instruments & Components – 0.4%
24	Advanced Energy Industries, Inc.	1,888
18	Amphenol Corp., Class A	1,365
55	Avnet, Inc.	2,210
31	Cognex Corp.	1,433
5	Coherent Corp.(a)	168
11	Corning, Inc.	354
7	Keysight Technologies, Inc.(a)	1,219
7	Littelfuse, Inc.	1,542
19	Mobileye Global, Inc., Class A(a)	501
32	TE Connectivity Ltd.	3,911
3	Teledyne Technologies, Inc.(a)	1,194

		15,785

Shares	Description	Value (†)

Common Stocks – continued

	Energy Equipment & Services – 0.1%
162	Archrock, Inc.	$1,217
28	Baker Hughes Co.	774
71	ChampionX Corp.	2,032
22	Schlumberger NV	1,145

		5,168

	Entertainment – 1.4%
35	Activision Blizzard, Inc.	2,548
15	Electronic Arts, Inc.	1,889
71	Netflix, Inc.(a)	20,723
41	Take-Two Interactive Software, Inc.(a)	4,858
175	Walt Disney Co. (The)(a)	18,645
480	Warner Bros. Discovery, Inc.(a)	6,240

		54,903

	Food & Staples Retailing – 0.3%
27	BJ’s Wholesale Club Holdings, Inc.(a)	2,090
5	Costco Wholesale Corp.	2,507
13	Kroger Co. (The)	615
43	SpartanNash Co.	1,536
63	Sprouts Farmers Market, Inc.(a)	1,858
18	Walgreens Boots Alliance, Inc.	657
25	Walmart, Inc.	3,558

		12,821

	Food Products – 0.6%
43	Campbell Soup Co.	2,275
37	Conagra Brands, Inc.	1,358
25	Darling Ingredients, Inc.(a)	1,962
34	General Mills, Inc.	2,774
6	Hershey Co. (The)	1,432
38	Hormel Foods Corp.	1,765
16	Ingredion, Inc.	1,426
11	J.M. Smucker Co. (The)	1,657
34	Kellogg Co.	2,612
25	Kraft Heinz Co. (The)	962
23	McCormick & Co., Inc.	1,809
46	Mondelez International, Inc., Class A	2,828

		22,860

	Gas Utilities – 0.1%
60	New Jersey Resources Corp.	2,679
21	ONE Gas, Inc.	1,627

		4,306

Shares	Description	Value (†)

Common Stocks – continued

	Health Care Equipment & Supplies – 0.5%
22	Abbott Laboratories	$2,177
16	Baxter International, Inc.	870
7	Becton Dickinson & Co.	1,652
3	Cooper Cos., Inc. (The)	820
5	Edwards Lifesciences Corp.(a)	362
16	Globus Medical, Inc., Class A(a)	1,072
15	Haemonetics Corp.(a)	1,274
16	Intuitive Surgical, Inc.(a)	3,943
45	LeMaitre Vascular, Inc.	1,953
26	Medtronic PLC	2,271
9	Penumbra, Inc.(a)	1,543
6	Shockwave Medical, Inc.(a)	1,759
12	STAAR Surgical Co.(a)	850
3	Teleflex, Inc.	644

		21,190

	Health Care Providers & Services – 0.8%
28	Acadia Healthcare Co., Inc.(a)	2,276
13	Centene Corp.(a)	1,107
5	Chemed Corp.	2,334
5	Cigna Corp.	1,615
21	CVS Health Corp.	1,989
5	Elevance Health, Inc.	2,734
15	Encompass Health Corp.	817
33	HCA Healthcare, Inc.	7,177
14	Henry Schein, Inc.(a)	958
3	Humana, Inc.	1,674
4	Laboratory Corp. of America Holdings	887
41	Select Medical Holdings Corp.	1,053
23	Tenet Healthcare Corp.(a)	1,020
10	UnitedHealth Group, Inc.	5,552

		31,193

	Health Care Technology – 0.3%
200	Doximity, Inc., Class A(a)	5,294
35	Veeva Systems, Inc., Class A(a)	5,878

		11,172

	Hotels, Restaurants & Leisure – 1.2%
7	Booking Holdings, Inc.(a)	13,086
1	Chipotle Mexican Grill, Inc.(a)	1,498
21	Hilton Worldwide Holdings, Inc.	2,841
13	Jack in the Box, Inc.	1,147
20	Marriott Vacations Worldwide Corp.	2,955
15	McDonald’s Corp.	4,090
100	Starbucks Corp.	8,659
45	Travel & Leisure Co.	1,709
99	Yum China Holdings, Inc.	4,094
41	Yum! Brands, Inc.	4,848

		44,927

Shares	Description	Value (†)

Common Stocks – continued

	Household Durables – 0.3%
8	DR Horton, Inc.	$615
50	KB Home	1,441
22	Meritage Homes Corp.(a)	1,675
124	PulteGroup, Inc.	4,959
67	Taylor Morrison Home Corp.(a)	1,765

		10,455

	Household Products – 0.3%
35	Church & Dwight Co., Inc.	2,595
14	Colgate-Palmolive Co.	1,034
53	Procter & Gamble Co. (The)	7,137

		10,766

	Independent Power & Renewable Electricity Producers – 0.1%
87	AES Corp. (The)	2,276

	Industrial Conglomerates – 0.3%
22	3M Co.	2,767
29	General Electric Co.	2,256
25	Honeywell International, Inc.	5,101

		10,124

	Insurance – 1.0%
7	Allstate Corp. (The)	884
81	American International Group, Inc.	4,617
6	Assurant, Inc.	815
9	Chubb Ltd.	1,934
28	First American Financial Corp.	1,411
19	Hanover Insurance Group, Inc. (The)	2,783
20	Hartford Financial Services Group, Inc. (The)	1,448
9	Marsh & McLennan Cos., Inc.	1,454
16	Prudential Financial, Inc.	1,683
49	Reinsurance Group of America, Inc.	7,212
29	Selective Insurance Group, Inc.	2,844
18	Travelers Cos., Inc. (The)	3,320
37	Willis Towers Watson PLC	8,074

		38,479

	Interactive Media & Services – 1.5%
168	Alphabet, Inc., Class A(a)	15,878
207	Alphabet, Inc., Class C(a)	19,595
144	Meta Platforms, Inc., Class A(a)	13,415
284	Pinterest, Inc., Class A(a)	6,986
52	Yelp, Inc.(a)	1,997

		57,871

	Internet & Direct Marketing Retail – 1.1%
49	Alibaba Group Holding Ltd., Sponsored ADR(a)	3,115
300	Amazon.com, Inc.(a)	30,732
130	eBay, Inc.	5,179
39	Etsy, Inc.(a)	3,663

		42,689

Shares	Description	Value (†)

Common Stocks – continued

	IT Services – 1.7%
9	Accenture PLC, Class A	$2,555
8	Automatic Data Processing, Inc.	1,934
54	Block, Inc.(a)	3,244
28	Cognizant Technology Solutions Corp., Class A	1,743
13	Concentrix Corp.	1,589
68	Fiserv, Inc.(a)	6,986
18	Gartner, Inc.(a)	5,435
45	Global Payments, Inc.	5,142
8	International Business Machines Corp.	1,106
4	Jack Henry & Associates, Inc.	796
10	Mastercard, Inc., Class A	3,282
5	Paychex, Inc.	592
75	PayPal Holdings, Inc.(a)	6,268
11	Perficient, Inc.(a)	737
96	Shopify, Inc., Class A(a)	3,286
3	VeriSign, Inc.(a)	601
94	Visa, Inc., Class A	19,473
10	WEX, Inc.(a)	1,641

		66,410

	Leisure Products – 0.0%
95	Mattel, Inc.(a)	1,801

	Life Sciences Tools & Services – 0.3%
6	Agilent Technologies, Inc.	830
3	Danaher Corp.	755
28	Illumina, Inc.(a)	6,407
10	Repligen Corp.(a)	1,825
2	Thermo Fisher Scientific, Inc.	1,028

		10,845

	Machinery – 0.9%
15	AGCO Corp.	1,863
7	Caterpillar, Inc.	1,515
5	Chart Industries, Inc.(a)	1,114
13	Cummins, Inc.	3,179
9	Deere & Co.	3,562
12	Dover Corp.	1,568
18	Fortive Corp.	1,150
5	Illinois Tool Works, Inc.	1,068
31	ITT, Inc.	2,368
24	Oshkosh Corp.	2,112
44	PACCAR, Inc.	4,260
27	Parker-Hannifin Corp.	7,847
27	Terex Corp.	1,095
27	Toro Co. (The)	2,847

		35,548

Shares	Description	Value (†)

Common Stocks – continued

	Media – 0.5%
2	Cable One, Inc.	$1,719
20	Charter Communications, Inc., Class A(a)	7,352
167	Comcast Corp., Class A	5,300
72	Interpublic Group of Cos., Inc. (The)	2,145
30	New York Times Co. (The), Class A	869
17	Omnicom Group, Inc.	1,237
19	Paramount Global, Class B	348

		18,970

	Metals & Mining – 0.2%
18	Alcoa Corp.	703
52	Cleveland-Cliffs, Inc.(a)	675
42	Commercial Metals Co.	1,911
9	Newmont Corp.	381
3	Nucor Corp.	394
12	Reliance Steel & Aluminum Co.	2,418
30	Steel Dynamics, Inc.	2,821

		9,303

	Multi-Utilities – 0.1%
23	Consolidated Edison, Inc.	2,023
10	DTE Energy Co.	1,121
6	WEC Energy Group, Inc.	548

		3,692

	Multiline Retail – 0.1%
23	Kohl’s Corp.	689
60	Macy’s, Inc.	1,251
9	Target Corp.	1,478

		3,418

	Oil, Gas & Consumable Fuels – 1.7%
131	Antero Midstream Corp.	1,395
209	APA Corp.	9,501
35	Chevron Corp.	6,332
110	CNX Resources Corp.(a)	1,849
83	ConocoPhillips	10,465
14	Diamondback Energy, Inc.	2,200
84	EOG Resources, Inc.	11,468
54	EQT Corp.	2,259
69	Exxon Mobil Corp.	7,646
31	HF Sinclair Corp.	1,896
110	Kinder Morgan, Inc.	1,993
30	Marathon Oil Corp.	914
8	Occidental Petroleum Corp.	581
19	ONEOK, Inc.	1,127
10	Phillips 66	1,043
3	Pioneer Natural Resources Co.	769
48	Range Resources Corp.	1,367
183	Southwestern Energy Co.(a)	1,268
6	Valero Energy Corp.	753
38	Williams Cos., Inc. (The)	1,244

		66,070

Shares	Description	Value (†)

Common Stocks – continued

	Pharmaceuticals – 1.2%
53	Bristol-Myers Squibb Co.	$4,106
7	Catalent, Inc.(a)	460
5	Eli Lilly & Co.	1,810
13	Jazz Pharmaceuticals PLC(a)	1,869
52	Johnson & Johnson	9,046
50	Merck & Co., Inc.	5,060
104	Novartis AG, Sponsored ADR	8,438
38	Novo Nordisk A/S, Sponsored ADR	4,136
26	Perrigo Co. PLC	1,047
72	Pfizer, Inc.	3,352
156	Roche Holding AG, Sponsored ADR	6,449
15	Zoetis, Inc.	2,262

		48,035

	Professional Services – 0.2%
26	Equifax, Inc.	4,408
19	Exponent, Inc.	1,810
22	Korn Ferry	1,223
10	Leidos Holdings, Inc.	1,016
13	ManpowerGroup, Inc.	1,018

		9,475

	Real Estate Management & Development – 0.2%
85	CBRE Group, Inc., Class A(a)	6,030
12	Jones Lang LaSalle, Inc.(a)	1,909

		7,939

	REITs - Apartments – 0.1%
7	AvalonBay Communities, Inc.	1,226
11	Camden Property Trust	1,271
27	Equity Residential	1,702

		4,199

	REITs - Diversified – 0.2%
124	American Assets Trust, Inc.	3,407
3	American Tower Corp.	622
2	Crown Castle, Inc.	266
32	VICI Properties, Inc.	1,025
18	Weyerhaeuser Co.	557

		5,877

	REITs - Health Care – 0.1%
114	Physicians Realty Trust	1,717
10	Ventas, Inc.	391
4	Welltower, Inc.	244

		2,352

Shares	Description	Value (†)

Common Stocks – continued

	REITs - Hotels – 0.0%
30	Host Hotels & Resorts, Inc.	$566

	REITs - Mortgage – 0.0%
79	KKR Real Estate Finance Trust, Inc.	1,376

	REITs - Office Property – 0.2%
203	Brandywine Realty Trust	1,332
108	Corporate Office Properties Trust	2,878
69	Douglas Emmett, Inc.	1,214
92	Easterly Government Properties, Inc.	1,600
30	Kilroy Realty Corp.	1,282

		8,306

	REITs - Shopping Centers – 0.1%
178	Brixmor Property Group, Inc.	3,793

	REITs - Single Tenant – 0.1%
61	National Retail Properties, Inc.	2,564

	REITs - Warehouse/Industrials – 0.0%
6	ProLogis, Inc.	665

	Road & Rail – 0.3%
51	CSX Corp.	1,482
5	J.B. Hunt Transport Services, Inc.	855
10	Norfolk Southern Corp.	2,281
20	Ryder System, Inc.	1,610
111	Uber Technologies, Inc.(a)	2,949
6	Union Pacific Corp.	1,183

		10,360

	Semiconductors & Semiconductor Equipment – 1.1%
13	Advanced Micro Devices, Inc.(a)	781
20	Analog Devices, Inc.	2,852
4	Broadcom, Inc.	1,881
17	Cirrus Logic, Inc.(a)	1,141
13	First Solar, Inc.(a)	1,892
75	Intel Corp.	2,132
42	Lattice Semiconductor Corp.(a)	2,038
15	Micron Technology, Inc.	812
109	NVIDIA Corp.	14,712
10	Qorvo, Inc.(a)	861
64	QUALCOMM, Inc.	7,530
14	Silicon Laboratories, Inc.(a)	1,609
9	Synaptics, Inc.(a)	797
19	Texas Instruments, Inc.	3,052
10	Universal Display Corp.	952
19	Wolfspeed, Inc.(a)	1,496

		44,538

Shares	Description	Value (†)

Common Stocks – continued

	Software – 2.6%
16	Adobe, Inc.(a)	$5,096
6	ANSYS, Inc.(a)	1,327
6	Aspen Technology, Inc.(a)	1,449
58	Autodesk, Inc.(a)	12,429
5	Cadence Design Systems, Inc.(a)	757
19	CommVault Systems, Inc.(a)	1,157
4	Fair Isaac Corp.(a)	1,915
3	Intuit, Inc.	1,282
89	Microsoft Corp.	20,660
23	NortonLifeLock, Inc.	518
272	Oracle Corp.	21,235
10	Paylocity Holding Corp.(a)	2,318
13	Qualys, Inc.(a)	1,853
5	Roper Technologies, Inc.	2,073
89	Salesforce, Inc.(a)	14,471
11	SPS Commerce, Inc.(a)	1,392
3	Synopsys, Inc.(a)	878
3	Tyler Technologies, Inc.(a)	970
70	Workday, Inc., Class A(a)	10,907

		102,687

	Specialty Retail – 0.4%
7	Asbury Automotive Group, Inc.(a)	1,104
4	Best Buy Co., Inc.	274
17	Boot Barn Holdings, Inc.(a)	965
18	Dick’s Sporting Goods, Inc.	2,048
12	Five Below, Inc.(a)	1,756
13	Home Depot, Inc. (The)	3,850
6	Lithia Motors, Inc.	1,189
28	TJX Cos., Inc. (The)	2,019
13	Williams-Sonoma, Inc.	1,610

		14,815

	Technology Hardware, Storage & Peripherals – 0.4%
91	Apple, Inc.	13,954
39	Hewlett Packard Enterprise Co.	556
22	HP, Inc.	608

		15,118

	Textiles, Apparel & Luxury Goods – 0.2%
10	Crocs, Inc.(a)	707
8	Deckers Outdoor Corp.(a)	2,799
20	NIKE, Inc., Class B	1,854
366	Under Armour, Inc., Class A(a)	2,727

		8,087

	Thrifts & Mortgage Finance – 0.1%
251	MGIC Investment Corp.	3,426

	Trading Companies & Distributors – 0.0%
11	GATX Corp.	1,152

Shares	Description	Value (†)

Common Stocks – continued

	Water Utilities – 0.1%
20	American States Water Co.	$1,809
7	American Water Works Co., Inc.	1,018
42	Essential Utilities, Inc.	1,857

		4,684

	Total Common Stocks (Identified Cost $1,434,203)	1,312,554

Principal Amount

Bonds and Notes – 18.7%

	Automotive – 0.3%
$ 7,000	General Motors Financial Co., Inc., 4.350%, 1/17/2027	6,442
3,000	Lear Corp., 4.250%, 5/15/2029	2,627
4,000	Toyota Motor Credit Corp., MTN, 2.150%, 2/13/2030	3,270

		12,339

	Banking – 2.8%
7,000	American Express Co., 3.700%, 8/03/2023	6,927
8,000	Bank of America Corp., MTN, 3.248%, 10/21/2027	7,139
6,000	Bank of New York Mellon Corp. (The), Series 12, MTN, 3.650%, 2/04/2024	5,898
4,000	Bank of Nova Scotia (The), 3.400%, 2/11/2024	3,913
9,000	Canadian Imperial Bank of Commerce, 1.250%, 6/22/2026	7,693
7,000	Citigroup, Inc., 4.600%, 3/09/2026	6,709
8,000	Goldman Sachs Group, Inc. (The), 3.750%, 5/22/2025	7,620
7,000	JPMorgan Chase & Co., (fixed rate to 3/01/2024, variable rate thereafter), 3.220%, 3/01/2025	6,762
9,000	KeyCorp, MTN, 2.550%, 10/01/2029	7,247
5,000	Macquarie Group Ltd., (fixed rate to 11/28/2027, variable rate thereafter), 3.763%, 11/28/2028, 144A	4,412
4,000	Morgan Stanley, (fixed rate to 1/23/2029, variable rate thereafter), GMTN, 4.431%, 1/23/2030	3,650
5,000	Morgan Stanley, (fixed rate to 7/20/2026, variable rate thereafter), GMTN, 1.512%, 7/20/2027	4,239
8,000	PNC Financial Services Group, Inc. (The), 2.600%, 7/23/2026	7,219
4,000	Royal Bank of Canada, GMTN, 2.550%, 7/16/2024	3,815
4,000	Santander Holdings USA, Inc., 3.500%, 6/07/2024	3,836
6,000	State Street Corp., 2.400%, 1/24/2030	4,899

Principal Amount	Description	Value (†)

Bonds and Notes – continued

	Banking – continued
$ 4,000	Toronto-Dominion Bank (The), GMTN, 2.450%, 1/12/2032	$3,035
8,000	Truist Bank, 3.200%, 4/01/2024	7,771
8,000	Westpac Banking Corp., 2.350%, 2/19/2025	7,523

		110,307

	Brokerage – 0.3%
8,000	BlackRock, Inc., 2.400%, 4/30/2030	6,553
8,000	Intercontinental Exchange, Inc., 3.000%, 6/15/2050	5,005

		11,558

	Building Materials – 0.3%
4,000	Fortune Brands Home & Security, Inc., 4.000%, 3/25/2032	3,275
8,000	Owens Corning, 3.950%, 8/15/2029	7,020

		10,295

	Chemicals – 0.0%
2,000	LYB International Finance BV, 5.250%, 7/15/2043	1,639

	Diversified Manufacturing – 0.3%
8,000	3M Co., 3.050%, 4/15/2030	6,846
5,000	Emerson Electric Co., 2.000%, 12/21/2028	4,165

		11,011

	Electric – 1.0%
7,000	Duke Energy Corp., 3.750%, 4/15/2024	6,868
9,000	Entergy Corp., 0.900%, 9/15/2025	7,883
5,000	Exelon Corp., 4.050%, 4/15/2030	4,486
8,000	NextEra Energy Capital Holdings, Inc., 2.250%, 6/01/2030	6,350
3,000	Pacific Gas & Electric Co., 4.550%, 7/01/2030	2,628
4,000	Southern California Edison Co., Series C, 4.125%, 3/01/2048	2,909
7,000	Virginia Electric & Power Co., Series A, 3.150%, 1/15/2026	6,546

		37,670

	Environmental – 0.1%
4,000	Republic Services, Inc., 1.450%, 2/15/2031	2,982
2,000	Waste Management, Inc., 2.950%, 6/01/2041	1,404

		4,386

Principal Amount	Description	Value (†)

Bonds and Notes – continued

	Finance Companies – 0.2%
$ 4,000	Ares Capital Corp., 3.250%, 7/15/2025	$3,609
5,000	Oaktree Specialty Lending Corp., 2.700%, 1/15/2027	4,146

		7,755

	Food & Beverage – 0.6%
9,000	Coca-Cola Co. (The), 1.450%, 6/01/2027	7,815
7,000	General Mills, Inc., 4.000%, 4/17/2025	6,805
3,000	Mondelez International, Inc., 2.750%, 4/13/2030	2,496
7,000	PepsiCo, Inc., 2.750%, 3/19/2030	6,047

		23,163

	Government Owned - No Guarantee – 0.4%
6,000	Equinor ASA, 3.625%, 4/06/2040	4,668
11,000	Federal National Mortgage Association, 6.625%, 11/15/2030	12,574

		17,242

	Health Insurance – 0.3%
7,000	Elevance Health, Inc., 4.101%, 3/01/2028	6,559
7,000	UnitedHealth Group, Inc., 5.800%, 3/15/2036	7,072

		13,631

	Healthcare – 0.5%
4,000	CHRISTUS Health, Series C, 4.341%, 7/01/2028	3,692
2,000	CVS Health Corp., 4.300%, 3/25/2028	1,877
4,000	DH Europe Finance II S.a.r.l., 2.200%, 11/15/2024	3,776
5,000	Kaiser Foundation Hospitals, 3.150%, 5/01/2027	4,591
5,000	Quest Diagnostics, Inc., 2.950%, 6/30/2030	4,178

		18,114

Principal Amount	Description	Value (†)

Bonds and Notes – continued

	Integrated Energy – 0.4%
$ 8,000	Exxon Mobil Corp., 2.992%, 3/19/2025	$7,654
7,000	Shell International Finance BV, 6.375%, 12/15/2038	7,384

		15,038

	Life Insurance – 0.2%
2,000	Athene Holding Ltd., 6.150%, 4/03/2030	1,941
6,000	Manulife Financial Corp., 3.703%, 3/16/2032	5,113

		7,054

	Mortgage Related – 4.1%
34,002	FHLMC, 2.500%, with various maturities from 2051 to 2052(b)	27,863
14,442	FHLMC, 3.000%, with various maturities from 2049 to 2052(b)	12,299
8,735	FHLMC, 3.500%, 5/01/2052	7,692
980	FHLMC, 4.000%, 7/01/2052	891
41,490	FNMA, 2.000%, with various maturities from 2050 to 2051(b)	32,805
31,123	FNMA, 2.500%, with various maturities from 2050 to 2051(b)	25,618
38,547	FNMA, 3.000%, with various maturities from 2035 to 2052(b)	33,106
21,489	FNMA, 3.500%, with various maturities from 2049 to 2052(b)	18,998
1,262	FNMA, 4.000%, 3/01/2050	1,156
1,429	FNMA, 4.500%, with various maturities in 2049(b)	1,363

		161,791

	Natural Gas – 0.2%
9,000	NiSource, Inc., 0.950%, 8/15/2025	7,970

	Pharmaceuticals – 0.4%
7,000	AbbVie, Inc., 3.600%, 5/14/2025	6,717
3,000	Biogen, Inc., 2.250%, 5/01/2030	2,359
5,000	Bristol-Myers Squibb Co., 3.400%, 7/26/2029	4,542
2,000	Viatris, Inc., 3.850%, 6/22/2040	1,247

		14,865

	Property & Casualty Insurance – 0.0%
2,000	Fidelity National Financial, Inc., 3.400%, 6/15/2030	1,604

Principal Amount	Description	Value (†)

Bonds and Notes – continued

	Railroads – 0.2%
$ 9,000	CSX Corp., 2.600%, 11/01/2026	$8,159

	REITs - Apartments – 0.1%
5,000	Essex Portfolio LP, 3.000%, 1/15/2030	4,069

	REITs - Health Care – 0.1%
5,000	Welltower, Inc., 2.800%, 6/01/2031	3,852

	REITs - Office Property – 0.5%
8,000	Alexandria Real Estate Equities, Inc., 3.800%, 4/15/2026	7,575
5,000	Boston Properties LP, 2.750%, 10/01/2026	4,429
9,000	Piedmont Operating Partnership LP, 3.150%, 8/15/2030	6,787

		18,791

	REITs - Single Tenant – 0.1%
3,000	Realty Income Corp., 3.400%, 1/15/2028	2,689
3,000	Spirit Realty LP, 2.700%, 2/15/2032	2,121

		4,810

	REITs - Warehouse/Industrials – 0.1%
5,000	Prologis LP, 1.250%, 10/15/2030	3,660

	Restaurants – 0.1%
7,000	Starbucks Corp., 2.250%, 3/12/2030	5,671

	Retailers – 0.3%
3,000	Amazon.com, Inc., 3.875%, 8/22/2037	2,550
9,000	TJX Cos., Inc. (The), 1.150%, 5/15/2028	7,276

		9,826

	Technology – 1.0%
7,000	Apple, Inc., 2.500%, 2/09/2025	6,677
4,000	Broadcom, Inc., 4.926%, 5/15/2037, 144A	3,298
5,000	Intel Corp., 2.450%, 11/15/2029	4,133
9,000	International Business Machines Corp., 4.000%, 6/20/2042	6,951
5,000	NVIDIA Corp., 2.850%, 4/01/2030	4,255

Principal Amount	Description	Value (†)

Bonds and Notes – continued

	Technology – continued
$ 7,000	Oracle Corp., 2.950%, 5/15/2025	$6,581
9,000	QUALCOMM, Inc., 1.650%, 5/20/2032	6,759

		38,654

	Treasuries – 3.3%
14,000	U.S. Treasury Bond, 1.250%, 5/15/2050	7,214
10,000	U.S. Treasury Bond, 2.250%, 5/15/2041	7,210
7,000	U.S. Treasury Bond, 2.500%, 5/15/2046	4,995
20,000	U.S. Treasury Bond, 2.875%, 11/15/2046	15,384
22,000	U.S. Treasury Bond, 3.000%, 5/15/2045	17,353
11,000	U.S. Treasury Bond, 3.000%, 2/15/2048	8,686
14,000	U.S. Treasury Bond, 3.000%, 2/15/2049	11,170
33,000	U.S. Treasury Note, 0.375%, 11/30/2025	29,178
26,000	U.S. Treasury Note, 2.125%, 12/31/2022	25,920

		127,110

	Utility Other – 0.1%
4,000	Essential Utilities, Inc., 4.276%, 5/01/2049	2,963

	Wireless – 0.2%
8,000	Vodafone Group PLC, 6.150%, 2/27/2037	7,532

	Wirelines – 0.2%
3,000	AT&T, Inc., 3.650%, 6/01/2051	1,996
7,000	Verizon Communications, Inc., 3-month LIBOR + 1.100%, 4.005%, 5/15/2025(c)	6,995
		8,991

	Total Bonds and Notes (Identified Cost $865,552)	731,520

Shares

Exchange-Traded Funds – 4.4%
2,882	iShares® ESG Aware MSCI EAFE ETF (Identified Cost $206,584)	171,191

Mutual Funds – 5.8%
5,157	WCM Focused Emerging Markets Fund, Institutional Class	59,254
9,188	WCM Focused International Growth Fund, Institutional Class	169,342

	Total Mutual Funds (Identified Cost $296,819)	228,596

Shares	Description	Value (†)

Affiliated Mutual Funds – 35.6%
46,844	Loomis Sayles Inflation Protected Securities Fund, Class N	$451,104
36,695	Loomis Sayles Limited Term Government and Agency Fund, Class N	388,967
46,554	Mirova Global Green Bond Fund, Class N	383,140
17,401	Mirova International Sustainable Equity Fund, Class N	167,924

	Total Affiliated Mutual Funds (Identified Cost $1,608,196)	1,391,135

Principal Amount

Short-Term Investments – 3.2%
$ 126,466	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 10/31/2022 at 1.100% to be repurchased at $126,470 on 11/01/2022 collateralized by $2,600 U.S. Treasury Note, 2.000% due 4/30/2024 valued at $2,503; $130,100 U.S. Treasury Note, 3.000% due 6/30/2024 valued at $126,873 including accrued interest(d) (Identified Cost $126,466)	126,466

	Total Investments – 101.3% (Identified Cost $4,537,820)	3,961,462
	Other assets less liabilities – (1.3)%	(50,128)

	Net Assets – 100.0%	$3,911,334

(†)	Registered investment companies are required to value portfolio investments using an unadjusted, readily available market quotation. The Fund obtains readily available market quotations from independent pricing services. Fund investments for which readily available market quotations are not available are priced at fair value pursuant to the Fund’s Valuation Procedures. The Board of Trustees has approved a valuation designee who is subject to the Board’s oversight.

Unadjusted readily available market quotations that are utilized for exchange traded equity securities (including shares of closed-end investment companies and exchange-traded funds) include the last sale price quoted on the exchange where the security is traded most extensively. Shares of open-end investment companies are valued at net asset value per share.

Exchange traded equity securities for which there is no reported sale during the day are fair valued at the closing bid quotation as reported by an independent pricing service. Unlisted equity securities (except unlisted preferred equity securities) are fair valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be fair valued using evaluated bids furnished by an independent pricing service, if available.

Debt securities and unlisted preferred equity securities are fair valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers. Broker-dealer bid prices may be used to fair value debt and unlisted equities where an independent pricing service is unable to price an investment or where an independent pricing service does not provide a reliable price for the investment.

The Fund may also fair value investments in other circumstances such as when extraordinary events occur after the close of a foreign market, but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing a Fund’s investments, the valuation designee may, among other things, use modeling tools or other processes that may take into account factors such as issuer specific information, or other related market activity and/or information that occurred after the close of the foreign market but before the time the Fund’s net asset value (“NAV”) is calculated. Fair valuation by the Fund’s valuation designee may require subjective determinations about the value of the investment, and fair values used to determine a Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same investments. In addition, the use of fair value pricing may not always result in adjustments to the prices of investments held by a Fund.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Non-income producing security.
(b)	The Fund’s investment in mortgage related securities of Federal Home Loan Mortgage Corporation and Federal National Mortgage Association are interests in separate pools of mortgages. All separate investments in securities of each issuer which have the same coupon rate have been aggregated for the purpose of presentation in the Portfolio of Investments.
(c)	Variable rate security. Rate as of October 31, 2022 is disclosed.
(d)	The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of October 31, 2022, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.

144A	All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2022, the value of Rule 144A holdings amounted to $7,710 or 0.2% of net assets.
ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.
ETF	Exchange-Traded Fund
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GMTN	Global Medium Term Note
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
REITs	Real Estate Investment Trusts

Affiliated Fund Transactions

A summary of affiliated fund transactions for each underlying fund held by the Fund for the period ended October 31, 2022, is as follows:

Fund	Beginning Value	Purchase Cost(1)	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Gain (Loss)	Ending Value	Shares as of October 31, 2022	Distribution Received(2)
Loomis Sayles Inflation Protected Securities Fund, Class N	$413,445	$341,087	$223,294	$(9,412)	$(70,722)	$451,104	46,844	$28,311
Loomis Sayles Limited Term Government and Agency Fund, Class N	443,666	251,207	280,015	(12,195)	(13,696)	388,967	36,695	4,325
Mirova Global Green Bond Fund, Class N	420,978	265,142	225,133	(33,580)	(44,267)	383,140	46,554	6,852
Mirova International Sustainable Equity Fund, Class N	190,170	146,033	120,912	(8,993)	(38,374)	167,924	17,401	—

	$1,468,259	$1,003,469	$849,354	$(64,180)	$(167,059)	$1,391,135	147,494	$39,488

(1)	Purchase cost includes dividend reinvested, if any.
(2)	Distributions received includes distributions from net investment income and from capital gains, if any.

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical assets or liabilities;

•

Level 2 — prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•

Level 3 — prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Fund’s pricing policies have been approved by the Board of Trustees. Investments for which market quotations are readily available are categorized in Level 1. Other investments for which an independent pricing service is utilized are categorized in Level 2. Broker-dealer bid prices for which the Fund has knowledge of the inputs used by the broker-dealer are categorized in Level 2. All other investments, including broker-dealer bid prices for which the Fund does not have knowledge of the inputs used by the broker-dealer, as well as investments fair valued by the valuation designee, are categorized in Level 3. All Level 2 and 3 securities are defined as being fair valued.

Under certain conditions and based upon specific facts and circumstances, the Fund’s valuation designee may determine that a fair valuation should be made for portfolio investment(s). These valuation designee fair valuations will be based upon a significant amount of Level 3 inputs.

The following is a summary of the inputs used to value the Fund’s investments as of October 31, 2022, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks	$1,312,554	$—	$—	$1,312,554
Bonds and Notes*	—	731,520	—	731,520
Exchange-Traded Funds	171,191	—	—	171,191
Mutual Funds	228,596	—	—	228,596
Affiliated Mutual Funds	1,391,135	—	—	1,391,135
Short-Term Investments	—	126,466	—	126,466

Total	$3,103,476	$857,986	$—	$3,961,462

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments

Asset Allocation Summary at October 31, 2022 (Unaudited)

Fixed Income	50.0%
Equity	48.1
Short-Term Investments	3.2

Total Investments	101.3
Other assets less liabilities	(1.3)

Net Assets	100.0%